Deferred Revenue (Details Narrative) - Zeecol Limited [Member] - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Deferred revenue	$ 632,772
Geddes Farming Company Limited [Member]
Deferred revenue	295,772
Aberystwyth Dairies Limited [Member]
Deferred revenue	85,000
Pannetts Dairies Limited [Member]
Deferred revenue	$ 252,000